CONCENTRATION OF RISKS (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY	Dec. 31, 2012 Advances to Suppliers [Member] Credit Concentration Risk [Member]	Dec. 31, 2011 Advances to Suppliers [Member] Credit Concentration Risk [Member]	Dec. 31, 2012 Sales Revenues [Member] Customer Concentration Risk [Member]	Dec. 31, 2011 Sales Revenues [Member] Customer Concentration Risk [Member]	Dec. 31, 2010 Sales Revenues [Member] Customer Concentration Risk [Member]	Dec. 31, 2012 Medical Equipment Purchases [Member] Supplier Concentration Risk [Member]	Dec. 31, 2011 Medical Equipment Purchases [Member] Supplier Concentration Risk [Member]	Dec. 31, 2010 Medical Equipment Purchases [Member] Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage			72.00%	85.00%	23.00%	33.00%	32.00%	73.00%	82.00%	55.00%
Number of entities comprising risk benchmark			5	5	5	5	5	5	5	5
Equity interest in equity method investment	48.00%	48.00%
Loan with related party	$ 16,051	100,000